Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Opening balance	$ 936,257,000	$ 883,170,000
Current period acquisitions (Note 7)	8,013,878,000	27,191,000
Prior period acquisitions	0	123,000
Foreign exchange movement	(14,923,000)	25,773,000
Closing balance	8,935,212,000	936,257,000
Accumulated impairment loss	$ 0	$ 0